Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,620.00
Total Offset Amount	2,243.56
Net Fee	$ 25,376.44